Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of consolidated results of operations - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2020	Oct. 31, 2021
Schedule Of Consolidated Results Of Operations Abstract
Net Revenues	$ 2,485,615	$ 3,005,607	$ 2,993,650
Net Loss	$ 2,539,633	$ (1,197,589)	$ (12,802,275)
Net Loss per Share (in Dollars per share)	$ (0.12)	$ (0.07)	$ (0.56)